Loans Receivable and Allowance for Loan Losses - Impaired Loans, None of Which had Related Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	$ 1,616	$ 2,121	$ 842
Total impaired loans, Unpaid Principal Balance	1,832	2,320	1,040
Total impaired loans, Average Recorded Investment	2,071	1,351	705
Total impaired loans, Interest Income Recognized	118	48	36
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	1,221	885	387
Total impaired loans, Unpaid Principal Balance	1,412	1,058	558
Total impaired loans, Average Recorded Investment	1,091	746	376
Total impaired loans, Interest Income Recognized	41	20	17
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	197	784	208
Total impaired loans, Unpaid Principal Balance	222	810	235
Total impaired loans, Average Recorded Investment	683	250	80
Total impaired loans, Interest Income Recognized	46	12	7
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	186	439	247
Total impaired loans, Unpaid Principal Balance	186	439	247
Total impaired loans, Average Recorded Investment	285	351	249
Total impaired loans, Interest Income Recognized	30	16	$ 12
Consumer [Member] | Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	12	13
Total impaired loans, Unpaid Principal Balance	12	13
Total impaired loans, Average Recorded Investment	12	$ 4
Total impaired loans, Interest Income Recognized	$ 1